Information on how numbers were calculated	12 Months Ended
Dec. 31, 2019
Statement Table
Information on how numbers were calculated

(a) Material profit or loss items

1. Research and development expenses

Research and development increased compared to the prior year due to the Company’s expanded activities in the area of clinical studies and manufacturing. The items below drive research and development expenses.

Research and development expenses	2019	2018	2017
		(in €)
Third-party services	36,783,223	15,909,366	8,856,431
manufacturing of clinical material	13,479,235	4,828,534	5,558,719
clinical, pre-clinical	23,303,988	11,080,832	3,297,712
Personnel expenses	6,231,812	8,037,082	4,680,877
share-based compensation expense	2,580,983	5,256,194	3,070,707
Legal and consulting fees	668,676	421,041	643,074
Other expenses	898,425	661,065	234,129
Total	44,582,136	25,028,554	14,414,511

2. General and administrative expenses

General and administrative expenses include the items below. Compared to the prior year the increase is mainly caused by higher personnel expenses, as well as expansion of the Company’s business activities and the expense of operating as a public company in the United States.

General and administrative expenses	2019	2018	2017
		(in €)
Personnel expenses	7,534,073	9,146,955	2,948,229
share-based compensation expense	4,251,227	6,828,457	1,479,398
Legal and consulting fees	2,199,640	2,020,447	1,478,210
Other expenses	2,767,335	1,619,467	712,059
Total	12,501,048	12,786,869	5,138,498

Besides numerous smaller line items other expenses mainly include €894 thousands insurance expense (2018: €441 thousands. 2017: €111 thousands) and €504 thousands depreciation and amortization expense (2018: €115 thousands. 2017: €71 thousands).

3. Employee benefits

The following table shows the items of employee benefits:

Employee benefits	2019	2018	2017
		(in €)
Wages and salaries	5,974,807	4,501,840	2,896,929
Social Security contributions (employer's share)	562,255	350,024	182,189
Equity-settled share-based payments	6,832,210	12,084,651	4,550,105
Other	396,613	247,522	—
Total	13,765,885	17,184,037	7,629,223

The number of employees rose to 43.7 full time equivalents (FTE) at the end of 2019 from 36.8 FTE at the end of 2018, respectively 20.0 FTE at the end of 2017 (numbers as of balance sheet date, not an average number).

4. Net Financial Result

The Net Financial Result is comprised of the following items:

Finance income	2019	2018	2017
		(in €)
Foreign exchange income	3,379,644	8,249,853	—
Interest income	2,840,676	2,182,842	130,032
Total	6,220,320	10,432,695	130,032
Finance costs
Foreign exchange expense	2,684,699	2,623,782	2,358,631
Other	22,265	107,182	2,563,904
Total	2,706,964	2,730,964	4,922,535
Net Financial Result	3,513,356	7,701,731	(4,792,503)

Foreign exchange income and expense is mainly derived from group entities that do not use U.S. dollar as functional currency. Those entities translate U.S. dollar cash, cash equivalents and marketable securities at the exchange rates prevailing on the reporting date. Any resulting translation differences are recognized in profit and loss. These gains (€3,380 thousand in 2019, €8,250 thousand in 2018 and € nil in 2017) and losses (€2,685 thousand in 2019, €2,624 thousand in 2018 and €2,358 thousand in 2017) are caused by the exchange rates on the reporting dates, and may not ultimately be realized. Any such gains or losses ultimately will be realized when U.S. dollar funds are used for R&D expenses or other activities.

Other finance cost in 2017 was mainly driven by interest expense for preferred shares (€2,229 thousand).

(b) Income tax expense

InflaRx N.V. and its German subsidiary InflaRx GmbH are subject to corporate taxes, a solidarity surcharge and trade taxes. InflaRx Pharmaceutical Inc. is subject to U.S. federal and state tax. In prior years as well as in 2017 and 2018 the Group did not incur any income tax. Taxes paid were reimbursed after annual tax declaration. The same applies for the year 2019. The Group has the following tax carry forwards:

	December 31, 2019	December 31, 2018
	(in €)
InflaRx N.V.	75,767,524	33,571,438
InflaRx GmbH	34,786,686	34,787,686
InflaRx Pharmaceutical Inc.	3,816,023	1,651,579

Since January 1, 2018 InflaRx GmbH has distributed its losses to the parent Company InflaRx N.V. under a profit and loss transfer agreement. This tax group was formed in Germany and is subject to German tax legislation.

German tax loss carried forwards are available indefinitely for offsetting against future taxable profits. Tax losses of InflaRx GmbH are frozen from 2018 onwards due to the tax Group with InflaRx N.V.

The Group recognizes deferred tax assets arising from tax loss carried forwards only to the extent that the Group has sufficient taxable temporary differences or there is convincing evidence that sufficient taxable profit will be available against which the unused tax losses can be utilized. As of December 31, 2019, management’s judgment is that such convincing evidence is currently not sufficiently available and a deferred tax asset is therefore not recognized. Furthermore, current tax assets and liabilities would be offset only if certain criteria are met.

The tables below show a reconciliation between current income taxes recognized in profit or loss and the product of loss before tax multiplied by the Company's applicable tax rate.

The applicable tax rate is composed of 15% corporate income tax and 0.8% solidarity surcharge plus 13.9% trade tax (trade tax is the sum of the Company`s two German locations, 9.7 percentage points must be paid in Jena and 4.2 percentage points in Martinsried respectively; the split between Jena and Martinsried is based on salary costs, therefore the tax rate decreased as the Company hired new personnel in Martinsried):

InflaRx in Germany	2019	2018	2017
		(in €)
Loss before taxes	(53,254,817)	(29,814,634)	(24,237,748)
Tax rate	29.7%	29.2%	31.2%
Tax benefits at tax rate	15,815,083	8,715,116	7,559,754
Tax losses for which no deferred tax asset was recognized	(15,815,083)	(8,715,116)	(7,559,754)
Income taxes	—	—	—

The applicable tax rate on income in the U.S. is composed of 21% federal tax and 6% state tax:

InflaRx in the U.S.	2019	2018	2017
	(in U.S. dollars)
Loss before taxes	(2,177,602)	(1,891,058)	—
Tax rate	27%	27%	—
Tax benefits at tax rate	587,953	510,586	—
Tax losses for which no deferred tax asset was recognized	(587,953)	(510,586)	—
Income taxes	—	—	—

(c) Property, plant and equipment

	Buildings, Office properties	Laboratory, office and other equipment	Advance payments	Total
Cost		(in €)
At January 1, 2018	—	394,609	—	394,609
Additions	—	504,423	86,068	590,491
Disposals	—	1,544	—	1,544
Reclassification	—	86,068	(86,068)	—
Exchange differences	—	8,534	—	8,534
At December 31, 2018	—	995,179	—	995,179
Right-of-use assets at January 1, 2019, see note 1. (e)	695,614	35,058	—	730,672
Additions	636,754	259,647	54,338	950,740
Disposals	(266,057)	(142,400)	—	(408,457)
Reclassification	—	54,408	(54,408)	—
Exchange differences	1,512	6,639	70	8,221
At December 31, 2019	1,067,823	1,208,531	—	2,276,355

Depreciation
At January 1, 2018	—	(221,970)	—	(221,970)
Depreciation charge for the year	—	(148,375)	—	(148,375)
Exchange differences	—	(166)	—	(166)
At December 31, 2018	—	(370,510)	—	(370,510)
Depreciation charge for the year	(283,350)	(273,458)	—	(556,808)
Disposals	38,008	26,235	—	64,243
Exchange differences	216	(198)	—	18
At December 31, 2019	(245,126)	(617,932)	—	(863,058)

Net book value	—	—	—	—
At December 31, 2019	822,697	590,600	—	1,413,297
At December 31, 2018	—	624,668	—	624,668

(d) Intangible assets

	Patents and licenses with definite useful life	Construction in progress	Total
Cost		(in €)
At January 1, 2018	148,749	—	148,749
Additions	97,620	—	97,620
Disposals	(17)	—	(17)
Reclassification	—	109,852	109,852
Exchange differences	—	—	—
At December 31, 2018	246,351	109,852	356,204
Additions	84,449	251,493	335,942
Disposals	—	—	—
Reclassification	353,155	(353,155)	—
Exchange differences	(64)	—	(64)
At December 31, 2019	683,891	8,190	692,081

Amortization
At January 1, 2018	(108,083)	—	(108,083)
Depreciation charge for the year	(25,255)	—	(25,255)
Exchange differences	—	—	—
At December 31, 2018	(133,337)	—	(133,337)
Depreciation charge for the year	(106,358)	—	(106,358)
Disposals	—	—	—
Exchange differences	14	—	14
At December 31, 2019	(239,681)	—	(239,681)

Net book value	—	—	—
At December 31, 2019	444,210	8,190	452,400
At December 31, 2018	113,014	109,852	222,866

(e) Leases

The Group leases various properties, laboratory and office equipment and cars. Rental contracts are typically made for fixed periods of one to three years but may have renewal options. The lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes. Property and cars are part of the balance sheet line ‘Property, plant and equipment.’ Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets		Foreign exchange
	Property	Cars	difference	Total	Lease liabilities
			(in €)
As of January 1, 2019	695,614	35,058	—	730,672	730,672
Additions	636,754	—	1,512	638,266	636,754
Depreciation charge for the year	(245,342)	(20,831)	216	(265,957)	—
Derecognition	(266,057)	—	—	(266,057)	(228,547)
Interest expense	—	—	—	—	(12,765)
Payments (incl. interest and foreign exchange difference)	—	—	—	—	(281,535)
As of December 31, 2019	820,969	14,227	1,728	836,924	844,579

The line “Derecognition” refers to leased office premises, which were replaced by a new office (see line “Additions”).

The maturity analysis of lease liabilities is disclosed in the following table:

Maturity analysis for capitalized leases	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	354,878	7,175	347,703
After one year but not more than five years	500,062	3,185	496,877
More than five years	—	—	—
Total	854,940	10,361	844,579

Anticipated future lease expenses were converted with the exchange rate as of December 31, 2019, 1 Euro = 1.1234 USD.

The Group also has certain leases of cars and office equipment with lease terms of 12 months or less and leases of office equipment with low value. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases.

Maturity analysis for all lease obligations	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	371,105	5,387	10,841	354,878
After one year but not more than five years	532,845	12,779	20,005	500,062
More than five years	—	—	—	—
Total	903,951	18,166	30,845	854,940

The following are the amounts recognized in profit or loss:

	December 31, 2019*	December 31, 2018*
	(in €)
Depreciation expense of right-of-use assets	265,957	—
Interest expense on lease liabilities	12,765	—
Rental expense from leases	70,451	213,200
short-term leases (included in administrative expenses)	65,348	—
leases of low-value assets (included in administrative expenses)	5,103	—
Total amounts recognized in profit or loss	349,173	213,200
* in 2019 leases under IFRS 16, in 2018 operating leases under IAS 17

The Group had total cash outflows for leases of €378,035 in 2019 (€213,200 in 2018). The future cash outflows relating to leases that have not yet commenced are disclosed in ‘3.(a) Lease obligations.’

(f) Other non-financial assets

Other non-financial assets	December 31, 2019	December 31, 2018
	(in €)
Prepaid expense	1,920,153	1,032,676
Pre-payments	698,891	14,607
Other	1,334,056	541,419
Total	3,953,100	1,588,702

Prepaid expense mainly consists of accrued insurance expense, the non-current portion is € 452,217 in 2019 (nil in 2018). All other non-financial assets are current. Pre-payments mainly relate to prepayments under CRO or manufacturing contracts.

(g) Financial assets and financial liabilities

Set out below is an overview of financial assets and liabilities, other than cash and short-term deposits, held by the Group as at December 31, 2019 and December 31, 2018:

Financial assets and financial liabilities	December 31, 2019	December 31, 2018
	(in €)
Financial assets at amortized cost
Non-current financial assets	272,614	207,444
Current financial assets	82,353,867	101,184,240

Financial liabilities at amortized cost
Trade and other payables	12,413,662	6,657,312
Interest bearing loans and borrowings
Non-current lease liabilities	330,745	—
Current lease liabilities	513,834	—

The fair value of current and non-current financial assets (primarily quoted debt securities) amounted to €82,661 thousand (level 1). The Group’s debt instruments at amortized cost consist solely of quoted securities that are graded in the top investment category (AA- to AAA) by credit rating agencies such as S&P Global and therefore are considered low credit risk investments. Based on statistical historical probabilities of default, adjusted for forward-looking factors specific to the debtors and the economic environment, the Group believes that the expected credit losses for these debt instruments are immaterial. Furthermore, since the acquisition of these debt securities, their credit ratings have remained stable.

The maturities of all securities are between one and eleven months (2018: between six and eleven months), the beard nominal interests range between 1.5% and 2.1% (2018: between 1.0% and 4.9%).

(h) Equity

As of December 31, 2019, the issued capital of the Company is divided into 26,105,255 common shares. Refer to ‘Consolidated Statements of Changes in Shareholders’ Equity for the Years Ended December 31, 2019, 2018 and 2017.’

(i) Cash and cash equivalents information

Cash and cash equivalents	December 31, 2019	December 31, 2018
	(in €)
Short-term deposits
Deposits held in U.S. dollars (3 months original maturity and less)	27,803,153	32,918,604
Total	27,803,153	32,918,604
Cash at banks
Cash held in euro	1,211,478	21,719,699
Cash held in U.S. dollars	4,116,649	747,937
Total	5,328,127	22,467,636
Total cash and cash equivalents	33,131,280	55,386,240